Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	December 31, 2018	June 30, 2019
Balance Sheet
Due from related parties	$27,864	$30,036
Vessels, net (Note 6)	170,871	217,429
Due to related parties - current	(5,796)	(9,497)
Due to related parties – non-current (Note 12)	(66,690)	(87,136)
Accrued liabilities	(304)	(325)

	Six-month period ended June 30,
Statement of Operations	2018	2019
Voyage and time/pool charter revenues	$3,377	$11,859
Service Revenues	-	1,120
Voyage expenses	(1,557)	(1,772)
Depreciation (Note 6)	-	(3,442)
General and administrative expenses	(11,946)	(9,053)
Interest and finance costs (Note 18)	(2,585)	(1,872)
Commissions for assets acquired or sold	$(97)	$-

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

Schedule of Receivables from non-consolidated pool subsidiaries
June 30, 2019
Seawolf Pool	$1,205
Blue Fin Pool	3,949
Sigma Pool	5,550
Accrued unbilled commissions	1,250
Total	$11,954

Disaggregation of Revenue
	From June 7, to June 30, 2019
	Pool Revenue	Management Fees	Commissions
				Total

Seawolf Pool	$13	$-	$42	$55
Blue Fin Pool	516	177	255	948
Sigma Pool	769	294	339	1,402
Star Pool	-	9	4	13
Total	$1,298	$480	$640	$2,418